Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Receivables [Abstract]
Trade receivables	€ 9,900	€ 15,285
Advanced payments	780	2,651
Other receivables financial	3,364	2,443
Deferred expenses and accrued income	624	686
Other receivables non-financial	308	166
Total	€ 14,975	€ 21,231